LIQUIDITY AND GOING CONCERN (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 SGD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,082,268	$ 1,466,690	$ 441,745	$ (513,334)
Working capital deficit		$ 3,686,485